Long-term debt - Senior Unsecured Exchangeable Notes (Details) - 3.75% Exchangeable Senior Unsecured Notes - Exchangeable Notes - USD ($) $ / shares in Units, $ in Thousands	May 22, 2023	Dec. 21, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Face value of debt		$ 201,250
Interest rate		3.75%
Proceeds from issuance of debt	$ 253,139	$ 15,536
Debt instrument effective interest rate		4.50%
Shares issued for debt conversion (in shares)		15,474,817
Initial exchange price per share (in dollars per share)		$ 13.01
Common share maximum capped price to exercise capped call (in dollars per share)		$ 17.85
Fair Value
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 195,000
Residual Value
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 6,250
Minimum
Debt Instrument [Line Items]
Percentage of eligible share price for exchangeable notes			130.00%
Maximum
Debt Instrument [Line Items]
Percentage of eligible trading price per share for exchangeable notes			98.00%